Critical Accounting Judgments, Estimates and Assumptions (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Non Operating Income Expenses, Net
Exploration and evaluation assets	$ 64,479	$ 50,494